Consolidated Income Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Net sales		R$ 52,599.7	R$ 50,231.3		R$ 47,899.3
Cost of sales		(21,678.2)	(19,249.4)		(18,028.4)
Gross profit		30,921.5	30,981.9		29,870.9
Distribution expenses		(6,951.4)	(6,607.2)		(6,193.8)
Sales and marketing expenses		(5,696.1)	(5,721.3)		(5,613.6)
Administrative expenses		(2,680.0)	(2,363.4)		(2,620.0)
Other operating income/(expenses), net		878.1	947.3		1,217.3
Result through exchange transaction of shareholdings (i)	[2]		30.0
Restructuring (ii)	[3]	(101.8)	(175.5)		(104.9)
Costs arising from business combinations					(3.8)
Result on sale of subsidiary	[4]		78.6
Acquisition of subsidiary			(1.5)
Effect of application of IAS 29 (hyperinflation)		(5.3)	(18.0)
State amnesty (iv)	[5]	(290.1)
Income from operations		16,074.9	17,150.9		16,552.1
Finance expenses		(4,748.4)	(4,684.2)		(4,414.5)
Finance income		1,638.9	653.9		700.7
Net finance result	[6]	(3,109.5)	(4,030.3)		(3,713.8)
Share of result of joint ventures	[6]	(22.3)	1.0	[7]	(3.1)	[7]
Income before income tax		12,943.1	13,121.6		12,835.2
Income tax expense	[6]	(754.7)	(1,773.9)		(5,047.7)
Net income		12,188.4	11,347.7	[7],[8]	7,787.5	[7],[8]
Attributable to:
Equity holders of Ambev		11,780.0	10,995.0		7,269.0
Non-controlling interests		R$ 408.4	R$ 352.7		R$ 518.5
Basic earnings per share – common - R$ (in BRL per share)	[9]	R$ 0.749	R$ 0.6995		R$ 0.4628
Diluted earnings per share – common - R$ (in BRL per share)	[9]	R$ 0.7423	R$ 0.6934		R$ 0.459

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	As described in Note 1(b) Perpetual licensing agreement with Quilmes.
[3]	The restructuring expenses recognized refer mainly to the realignment of the structures and processes in the Latin America geographical segment, CAC and Brazil.
[4]	As described in Note 1(b) Sale of subsidiary.
[5]	The payment of Amnesty in the State of Mato Grosso is a requirement from the Brazilian government for the propose to continue with tax incentives, according to Complementary Law No. 160/17, regulated by complementary law of the State of Mato Grosso No. 631/19.
[6]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[7]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[8]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[9]	Expressed in Brazilian Reais.